Other non-operating expense (income) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other Non Operating Expense [Abstract]
Government grants		$ (93)	$ (1,597)
Direct offering transaction costs allocated to derivative financial liabilities			2,260
Restructuring charges	$ 4,519	2,784	421
Impairment of intangible assets		6,521
Acquisition costs and other	712	1,148	3,016
Other non-operating expense	$ 5,231	$ 10,360	$ 4,100